Above Market Acquired Charters	12 Months Ended
Dec. 31, 2011
Above Market Acquired Charters Abstract
Above market acquired charters
6.	Above market acquired charters
In June, 2011 the Partnership acquired the shares of Patroklos, the vessel-owing company of M/V Cape Agamemnon from CMTC with an outstanding time charter to COSCO Bulk terminating in June, 2020, which was above the market rates for equivalent bare-boat charters prevailing at the time of acquisition. The present value of the above market acquired time charter was estimated by the Partnership at $48,551, and recorded as an asset in the consolidated balance sheet as of the acquisition date (Note 3).
In August 16, 2010 the Partnership acquired the shares of the vessel-owing company of M/T Assos (renamed Insurgentes) with an outstanding bare-boat charter, which was above the market rates for equivalent bare-boat charters prevailing at the time of acquisition. The present value of the above the market acquired bare-boat charter was estimated by the Partnership at $9,000, and was recorded as an asset in the consolidated balance sheet as of the acquisition date.
For the years ended December 31, 2011 and 2010, revenues included a reduction of $5,489 and $938 as amortization of the above market acquired charters, respectively.

An analysis of above market acquired charters is as follows:

Above market acquired charters	M/V Cape Agamemnon	M/T Assos	Total
Carrying amount as at January 1, 2010	$—	$—	$—
Acquisitions	—	9,000	9,000
Amortization	—	(938)	(938)

Carrying amount as at December 31, 2010	—	8,062	8,062

Acquisitions	48,551	—	48,551
Amortization	(3,008)	(2,481)	(5,489)

Carrying amount as at December 31, 2011	$45,543	$5,581	51,124

As of December 31, 2011 the remaining carrying amount of unamortized above market acquired time and bare-boat charters was $51,124 and will be amortized in future years as follows:

Year ended December 31,	M/V Cape Agamemnon	M/T Assos	Total
2012	5,372	2,488	7,860
2013	5,357	2,481	7,838
2014	5,357	612	5,969
2015	5,357	—	5,357
2016	5,372	—	5,372
Thereafter	18,728	—	18,728

Total	45,543	5,581	51,124